Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	10,614,319	10,613,964
Common stock, shares outstanding	10,614,319	10,613,964
Series A Convertible Preferred Shares [Member]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	449,473	449,673
Preferred stock, shares outstanding	449,473	449,673